GOODWILL AND INTANGIBLE ASSETS (Schedule of Intangible Assets) (Details) (License for Service Center [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
License for Service Center [Member]
Finite-Lived Intangible Assets [Line Items]
Cost:	$ 2,050	$ 2,050
Less: accumulated amortization	(2,050)	(2,050)
Amortized cost